Property and Equipment net (Detail Textuals) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 10, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Asset retirement obligations		$ 8,000,000		$ 8,000,000
Assistance Agreement
Property, Plant and Equipment [Line Items]
Total purchase price in asset acquisition	$ 10,000,000
Maximum percentage of project cost as aggregate principal of funding	50.00%
Forgiveness of promissory note after meet conditions	$ 10,000,000
University of Connecticut
Property, Plant and Equipment [Line Items]
Purchase price	5,200,000
Cash collateral expense	3,600,000
Investments	$ 283,000,000
Operating expense
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 16,609	$ 7,584	$ 139,903	$ 221,006